Supplementary Information to the Statements of Comprehensive Income	12 Months Ended
Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [text block] [Abstract]
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE INCOME

NOTE 15:- SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE INCOME

					Convenience translation
		Year ended December 31,			Year ended December 31,
		2019	2020	2021	2021
		N I S			U.S. dollars
a.	Research and development expenses, net of participations:

	Clinical trial phase 3	52,825	31,519	1,340	431
	Materials and subcontractors	5,946	9,193	684	220
	Salaries and related expenses	5,384	5,532	4,551	1,462
	Share-based payment	1,907	2,056	1,045	336
	Patent registration fees	278	314	248	80
	Rentals and maintenance of laboratory	970	958	607	195
	Depreciation	1,293	1,887	1,866	601
	Other	42	2	-	-
		68,645	51,463	10,341	3,325

b.	Marketing, general and administrative expenses:

	Salaries and related expenses	3,216	2,569	7,376	2,372
	Share-based payment	1,777	7,416	7,859	2,527
	Professional services	3,582	3,645	5,682	1,827
	Rentals, office expenses and maintenance	323	313	314	101
	Depreciation	352	551	549	176
	Other	456	2,193	2,748	883
		9,706	16,687	24,528	7,887

c.	Financial income and expense:

	Financial income:

	Interest income on deposits	4	2	3	1
	Exchange differences, net	-	1,714	5,713	1,837
	Revaluation of IIA liability	-	2,127	-	-
		4	3,843	5,716	1,838

				Convenience translation
	Year ended December 31,			Year ended December 31,
	2019	2020	2021	2021
	N I S			U.S. dollars
Financial expenses:

Exchange differences, net	4,373	-	-	-
Lease holding finance expense	666	479	715	230
Revaluation of warrants	11,400	14,467	-	-
Finance expenses in respect of loans from others	14,083	643	10,117	3,253
Finance expenses in respect of Government grants	169	-	-
Bank commissions and other financial expenses	156	43	33	11
	30,847	15,632	10,865	3,494